Borrowings (Details Narrative)			6 Months Ended
	Jun. 19, 2018 NZD ($) shares	Jun. 19, 2018 USD ($) shares	Jul. 31, 2018 NZD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 NZD ($)	Jun. 13, 2018 NZD ($)	Jan. 31, 2018 NZD ($)
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, maturity date			Jan. 31, 2019	Jan. 31, 2019
Borrowings, interest rate							15.00%
Borrowings converted amount	$ 4,200,000		$ 1,420,000
Current shareholder loans							$ 10,951,000
Convertible notes converted into ordinary shares | shares	16,408	16,408
Current borrowing amount			$ 1,247,000
USD [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings converted amount		$ 2,800,000		$ 1,000,000
Bendon Limited [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Increase decrease in shares through conversion of convertible instruments, equity | shares	24,221	24,221
Borrowings converted amount	$ 12,244,208
Bank of New Zealand [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Description of borrowings			The new facility is subject to four undertakings being: Interest cover ratio of three times that is first tested as at 30 April 2019; gross EBITDA ratio measured to 3 months to September 2018 had to be greater than $0, six months to 30 December 2018 is greater than $3 million; inventory and receivables ratio must be greater than 2 times being first measured as at 30 September 2018; and the actual sales and gross margin must not vary by more than 10% from the budget submitted to the Bank.	The new facility is subject to four undertakings being: Interest cover ratio of three times that is first tested as at 30 April 2019; gross EBITDA ratio measured to 3 months to September 2018 had to be greater than $0, six months to 30 December 2018 is greater than $3 million; inventory and receivables ratio must be greater than 2 times being first measured as at 30 September 2018; and the actual sales and gross margin must not vary by more than 10% from the budget submitted to the Bank.
Term loan facility [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount			$ 20,000,000
Borrowings, maturity date			Jun. 14, 2019	Jun. 14, 2019
Borrowings, interest rate			5.66%				5.55%
Term loan facility [Member] | Bank of New Zealand [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount						$ 20,000,000	$ 38,489,428
New Term Loan Facility [Member] | Bank of New Zealand [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount						$ 1,345,000
Shareholder loan [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, interest rate			30.00%				30.00%
Interest costs capitalised			$ 1,061,588		$ 1,291,962